Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Loss Per Share [Abstract]
Schedule of basic loss per share is calculated by dividing the loss attributable to the company’s owners
	Year ended December 31,
	2022	2021	2020
Net loss attributable to Company’s owners	$(113,243)	$(61,798)	(43,815)

The weighted average of the number of ordinary shares (in thousands)	52,235	48,216	35,654
Basic and diluted loss per share	$(2.17)	$(1.28)	(1.23)